RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions	RELATED PARTY TRANSACTIONS
We transact business with the following related parties and affiliated companies (and respective subsidiaries), being companies in which Geveran and companies associated with Geveran have significant influence or control: SFL, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Paratus Energy Services Ltd, Golden Ocean, Frontline Plc, Northern Ocean Limited, Avance Gas, Flex LNG Fleet Management AS and Front Ocean Management AS.
Related Party Balances
A summary of receivables due from related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Seatankers Management Norway AS	—	16
Paratus Management (UK) Limited	8	—
Seatankers Services (UK) LLP	9	—
Frontline Cyprus Ltd	8	—
Frontline Management (Bermuda) Limited	510	—
Northern Ocean Limited	—	33
Avance Gas Trading Ltd	232	2
Sloane Square Capital Holdings Ltd	19	9
Receivables due from related parties	786	60
A summary of payables due to related parties as of December 31, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Frontline Management (Bermuda) Limited	—	(30)
Frontline Corporate Services Ltd	(26)	(4)
Flex LNG Fleet Management AS	(358)	(293)
SFL Corporation Ltd	—	(1)
Payables due to related parties	(384)	(328)

Related Party Transactions
A summary of expenses recorded from related parties for the years ended December 31, 2023, 2022, and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Administration service fees
Seatankers Management Co. Ltd	(115)	(225)	(144)
Front Ocean Management AS	(400)	(226)	(55)
Frontline Management (Bermuda) Limited	(128)	(272)	(288)
Front Ocean Management Ltd	(257)	(258)	—
Golden Ocean Management AS	—	—	(1)

Technical management fees
Flex LNG Fleet Management AS	(3,435)	(3,489)	(3,235)

Office facilities
Seatankers Management Norway AS	(85)	(58)	(59)
Frontline plc	—	—	(2)
Frontline Management AS	—	—	(184)

Chartering services fees
FS Maritime SARL	—	(32)	(337)
Total related party transactions	(4,420)	(4,560)	(4,305)
A summary of income recorded from related parties for the years ended December 31, 2023, 2022, and 2021 are as follows:

(in thousands of $)	2023	2022	2021
Frontline Management AS	—	10	—
Northern Ocean Limited	—	6	7
Avance Gas Holdings Ltd	293	4	—
Sloane Square Capital Holdings Ltd	9	8	—
Paratus Management (UK) Limited	5	—	—
Seatankers Services (UK) LLP	4	—	—
Total related party transactions	311	28	7

General Management Agreements
We have a service level agreement with a Front Ocean Management AS and Front Ocean Management Ltd as part of which they will provide certain advisory and support services including human resources, shared office costs, administrative support, IT systems and services, compliance, insurance and legal assistance. In the year ended December 31, 2023, we recorded an expense, within administrative expenses, of $0.7 million for these services (2022: $0.5 million (2021: $0.1 million)).
We have an administrative services agreement with Frontline Management AS, or Frontline Management, under which they provide us with certain administrative support, technical supervision, and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a markup. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the year ended December 31, 2023, we recorded an expense, within administrative expenses, of $0.1 million from Frontline Management and associated companies for these services (2022: $0.3 million (2021: $0.5 million)).
We also have an agreement with Seatankers Management Co. Ltd, or Seatankers, under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a markup. In the year ended December 31, 2023, we recorded an expense, within administrative expenses, of $0.1 million from Seatankers for these services (2022: $0.2 million (2021: $0.1 million)).
Technical Management
The Company has ship management agreements with Flex LNG Fleet Management AS, a related party owned by Frontline plc, for which they are responsible for the technical ship management for all of our entire fleet. Under the agreements, Flex LNG Fleet Management AS is paid a fixed fee per vessel per annum, which is subject to an annual review. In the year ended December 31, 2023, we recorded an expense, within vessel operating expenses, of $3.4 million from Flex LNG Fleet Management AS for these services (2022: $3.5 million (2021: $3.2 million)).

Income from Related Parties

Certain of the Companies employees and management have periodically performed administrative, accounting and chartering services for related parties and these activities are billed to related parties at cost plus a markup. In the year ended December 31, 2023, we recorded an income, within administrative expenses, from related parties of $0.3 million (2022: $0.0 million (2021: $0.0 million)).